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                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805




October 18, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4
         File No. 333-146699

Ladies and Gentlemen:

         On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR a pre-effective amendment No. 1 (the "Amendment") to an initial registration statement on Form N-4 under the Securities Act of 1933 that was filed on October 15, 2007.

         This Amendment is being filed solely for the purpose of revising disclosure on the facing sheet of the registration statement to delay the effectiveness of the registration statement pursuant to Rule 473(a)(2). The accession number of the initial registration statement is 0000950135-07-006143.

         There are no other changes to the original registration statement in this Amendment. An additional pre-effective amendment will be filed on or before December 17, 2007 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

         Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.


Very truly yours,


/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel - Annuities